RETIREMENT PLANS AND POST RETIREMENT PENSION PLANS, Fair Value of Plan Assets (Details) - USD ($) $ in Millions	12 Months Ended
	Oct. 31, 2024	Oct. 31, 2023	Oct. 31, 2022
Pension Plan | Foreign Plan
Fair value of plan assets [Abstract]
Defined Benefit Plan, Pension Plan with Projected Benefit Obligation in Excess of Plan Assets, Plan Assets	$ 249	$ 197
Fair value of plan assets for defined benefit plan with benefit obligation in excess of plan assets.	157	132
Defined Benefit plan, change in fair value of plan assets, significant unobservable inputs (Level 3) (Roll Forward]
Defined Benefit Plan, Plan Assets, Foreign Currency Translation Gain (Loss)	21	42
Projected benefit obligation and fair value of plan assets [Abstract]
Total projected benefit obligation - aggregate benefit obligation	772	682
Defined Benefit obligation where Fair Value exceeds Pension benefit obligation	523	485
Fair Value of plan assets where fair value exceeds pension benefit obligation	760	659
Benefit Obligation	772	682	$ 665
Accumulated benefit obligation and fair value of plan assets
Accumulated benefit obligation in excess of fair value of plan assets - aggregate benefit obligation	241	192
Accumulated benefit obligation in excess of accumulated benefit obligation - aggregate fair value of plan assets	157	132
Accumulated Benefit Obligation where Fair Value of plan Assets exceeds ABO	518	480
Fair value of plan assets for defined benefit pension plan where the fair value of plan assets exceeds ABO.	760	659
Defined Benefit Plan, Accumulated Benefit Obligation	759	672
Defined Benefit Plan, Expected Future Employer Contributions, Next Fiscal Year	19
Fair Value of Plan Assets	917	791	748
Pension Plan | Foreign Plan | Cash and Cash Equivalents
Accumulated benefit obligation and fair value of plan assets
Fair Value of Plan Assets	26	17
Pension Plan | Foreign Plan | Defined Benefit Plan, Equity Securities
Accumulated benefit obligation and fair value of plan assets
Fair Value of Plan Assets	389	367
Pension Plan | Foreign Plan | Fixed Income Securities
Accumulated benefit obligation and fair value of plan assets
Fair Value of Plan Assets	352	321
Pension Plan | Foreign Plan | Other Investments
Accumulated benefit obligation and fair value of plan assets
Fair Value of Plan Assets		86
Pension Plan | Foreign Plan | Other Contract
Accumulated benefit obligation and fair value of plan assets
Fair Value of Plan Assets	150
Pension Plan | Foreign Plan | Quoted Prices in Active Markets for Identical Assets (Level 1)
Accumulated benefit obligation and fair value of plan assets
Fair Value of Plan Assets	379	380
Pension Plan | Foreign Plan | Quoted Prices in Active Markets for Identical Assets (Level 1) | Cash and Cash Equivalents
Accumulated benefit obligation and fair value of plan assets
Fair Value of Plan Assets	14	1
Pension Plan | Foreign Plan | Quoted Prices in Active Markets for Identical Assets (Level 1) | Defined Benefit Plan, Equity Securities
Accumulated benefit obligation and fair value of plan assets
Fair Value of Plan Assets	305	266
Pension Plan | Foreign Plan | Quoted Prices in Active Markets for Identical Assets (Level 1) | Fixed Income Securities
Accumulated benefit obligation and fair value of plan assets
Fair Value of Plan Assets	60	113
Pension Plan | Foreign Plan | Quoted Prices in Active Markets for Identical Assets (Level 1) | Other Investments
Accumulated benefit obligation and fair value of plan assets
Fair Value of Plan Assets		0
Pension Plan | Foreign Plan | Quoted Prices in Active Markets for Identical Assets (Level 1) | Other Contract
Accumulated benefit obligation and fair value of plan assets
Fair Value of Plan Assets	0
Pension Plan | Foreign Plan | Significant Unobservable Inputs (Level 3)
Defined Benefit plan, change in fair value of plan assets, significant unobservable inputs (Level 3) (Roll Forward]
Defined Benefit Plan, Plan Assets Level 3 Reconciliation, Increase (Decrease) for Actual Return (Loss) on Plan Assets Still Held	4	(5)
Purchases, sales, issuances, and settlements	(7)	(6)
Transfers in (out)	60	0
Defined Benefit Plan, Plan Assets, Foreign Currency Translation Gain (Loss)	7	5
Accumulated benefit obligation and fair value of plan assets
Fair Value of Plan Assets	150	86	92
Pension Plan | Foreign Plan | Significant Unobservable Inputs (Level 3) | Cash and Cash Equivalents
Accumulated benefit obligation and fair value of plan assets
Fair Value of Plan Assets	0	0
Pension Plan | Foreign Plan | Significant Unobservable Inputs (Level 3) | Defined Benefit Plan, Equity Securities
Accumulated benefit obligation and fair value of plan assets
Fair Value of Plan Assets	0	0
Pension Plan | Foreign Plan | Significant Unobservable Inputs (Level 3) | Fixed Income Securities
Accumulated benefit obligation and fair value of plan assets
Fair Value of Plan Assets	0	0
Pension Plan | Foreign Plan | Significant Unobservable Inputs (Level 3) | Other Investments
Accumulated benefit obligation and fair value of plan assets
Fair Value of Plan Assets		86
Pension Plan | Foreign Plan | Significant Unobservable Inputs (Level 3) | Other Contract
Accumulated benefit obligation and fair value of plan assets
Fair Value of Plan Assets	150
Pension Plan | Foreign Plan | Significant Other Observable Inputs (Level 2)
Accumulated benefit obligation and fair value of plan assets
Fair Value of Plan Assets	171	129
Pension Plan | Foreign Plan | Significant Other Observable Inputs (Level 2) | Cash and Cash Equivalents
Accumulated benefit obligation and fair value of plan assets
Fair Value of Plan Assets	12	16
Pension Plan | Foreign Plan | Significant Other Observable Inputs (Level 2) | Defined Benefit Plan, Equity Securities
Accumulated benefit obligation and fair value of plan assets
Fair Value of Plan Assets	0	0
Pension Plan | Foreign Plan | Significant Other Observable Inputs (Level 2) | Fixed Income Securities
Accumulated benefit obligation and fair value of plan assets
Fair Value of Plan Assets	159	113
Pension Plan | Foreign Plan | Significant Other Observable Inputs (Level 2) | Other Investments
Accumulated benefit obligation and fair value of plan assets
Fair Value of Plan Assets		0
Pension Plan | Foreign Plan | Significant Other Observable Inputs (Level 2) | Other Contract
Accumulated benefit obligation and fair value of plan assets
Fair Value of Plan Assets	0
Pension Plan | Foreign Plan | Fair Value Measured at Net Asset Value Per Share
Accumulated benefit obligation and fair value of plan assets
Fair Value of Plan Assets	217	196
Pension Plan | Foreign Plan | Fair Value Measured at Net Asset Value Per Share | Cash and Cash Equivalents
Accumulated benefit obligation and fair value of plan assets
Fair Value of Plan Assets	0	0
Pension Plan | Foreign Plan | Fair Value Measured at Net Asset Value Per Share | Defined Benefit Plan, Equity Securities
Accumulated benefit obligation and fair value of plan assets
Fair Value of Plan Assets	84	101
Pension Plan | Foreign Plan | Fair Value Measured at Net Asset Value Per Share | Fixed Income Securities
Accumulated benefit obligation and fair value of plan assets
Fair Value of Plan Assets	133	95
Pension Plan | Foreign Plan | Fair Value Measured at Net Asset Value Per Share | Other Investments
Accumulated benefit obligation and fair value of plan assets
Fair Value of Plan Assets		0
Pension Plan | Foreign Plan | Fair Value Measured at Net Asset Value Per Share | Other Contract
Accumulated benefit obligation and fair value of plan assets
Fair Value of Plan Assets	0
Pension Plan | UNITED STATES
Fair value of plan assets [Abstract]
Defined Benefit Plan, Pension Plan with Projected Benefit Obligation in Excess of Plan Assets, Plan Assets	3	3
Fair value of plan assets for defined benefit plan with benefit obligation in excess of plan assets.	0	0
Defined Benefit plan, change in fair value of plan assets, significant unobservable inputs (Level 3) (Roll Forward]
Defined Benefit Plan, Plan Assets, Foreign Currency Translation Gain (Loss)	0	0
Projected benefit obligation and fair value of plan assets [Abstract]
Defined Benefit obligation where Fair Value exceeds Pension benefit obligation	363	340
Fair Value of plan assets where fair value exceeds pension benefit obligation	414	359
Benefit Obligation	366	343	357
Accumulated benefit obligation and fair value of plan assets
Accumulated benefit obligation in excess of fair value of plan assets - aggregate benefit obligation	3	3
Accumulated benefit obligation in excess of accumulated benefit obligation - aggregate fair value of plan assets	0	0
Accumulated Benefit Obligation where Fair Value of plan Assets exceeds ABO	363	340
Fair value of plan assets for defined benefit pension plan where the fair value of plan assets exceeds ABO.	414	359
Defined Benefit Plan, Accumulated Benefit Obligation	366	343
Defined Benefit Plan, Expected Future Employer Contributions, Next Fiscal Year	0
Fair Value of Plan Assets	414	359	396
Assets for Plan Benefits, Defined Benefit Plan	414
Pension Plan | UNITED STATES | Cash and Cash Equivalents
Accumulated benefit obligation and fair value of plan assets
Fair Value of Plan Assets	2	2
Pension Plan | UNITED STATES | Defined Benefit Plan, Equity Securities
Accumulated benefit obligation and fair value of plan assets
Fair Value of Plan Assets	211	182
Pension Plan | UNITED STATES | Fixed Income Securities
Accumulated benefit obligation and fair value of plan assets
Fair Value of Plan Assets	200	174
Pension Plan | UNITED STATES | Other Investments
Accumulated benefit obligation and fair value of plan assets
Fair Value of Plan Assets	1	1
Pension Plan | UNITED STATES | Quoted Prices in Active Markets for Identical Assets (Level 1)
Accumulated benefit obligation and fair value of plan assets
Fair Value of Plan Assets		44
Assets for Plan Benefits, Defined Benefit Plan	54
Pension Plan | UNITED STATES | Quoted Prices in Active Markets for Identical Assets (Level 1) | Cash and Cash Equivalents
Accumulated benefit obligation and fair value of plan assets
Fair Value of Plan Assets	0	0
Pension Plan | UNITED STATES | Quoted Prices in Active Markets for Identical Assets (Level 1) | Defined Benefit Plan, Equity Securities
Accumulated benefit obligation and fair value of plan assets
Fair Value of Plan Assets	54	44
Pension Plan | UNITED STATES | Quoted Prices in Active Markets for Identical Assets (Level 1) | Fixed Income Securities
Accumulated benefit obligation and fair value of plan assets
Fair Value of Plan Assets	0	0
Pension Plan | UNITED STATES | Quoted Prices in Active Markets for Identical Assets (Level 1) | Other Investments
Accumulated benefit obligation and fair value of plan assets
Fair Value of Plan Assets	0	0
Pension Plan | UNITED STATES | Significant Unobservable Inputs (Level 3)
Defined Benefit plan, change in fair value of plan assets, significant unobservable inputs (Level 3) (Roll Forward]
Realized gains/(losses)	0	0
Defined Benefit Plan, Plan Assets Level 3 Reconciliation, Increase (Decrease) for Actual Return (Loss) on Plan Assets Still Held	0	0
Purchases, sales, issuances, and settlements	0	(1)
Transfers in (out)	0	0
Accumulated benefit obligation and fair value of plan assets
Fair Value of Plan Assets	1	1	2
Assets for Plan Benefits, Defined Benefit Plan	1
Pension Plan | UNITED STATES | Significant Unobservable Inputs (Level 3) | Cash and Cash Equivalents
Accumulated benefit obligation and fair value of plan assets
Fair Value of Plan Assets	0	0
Pension Plan | UNITED STATES | Significant Unobservable Inputs (Level 3) | Equity Securities
Accumulated benefit obligation and fair value of plan assets
Fair Value of Plan Assets		0
Pension Plan | UNITED STATES | Significant Unobservable Inputs (Level 3) | Defined Benefit Plan, Equity Securities
Accumulated benefit obligation and fair value of plan assets
Fair Value of Plan Assets	0
Pension Plan | UNITED STATES | Significant Unobservable Inputs (Level 3) | Fixed Income Securities
Accumulated benefit obligation and fair value of plan assets
Fair Value of Plan Assets	0	0
Pension Plan | UNITED STATES | Significant Unobservable Inputs (Level 3) | Other Investments
Accumulated benefit obligation and fair value of plan assets
Fair Value of Plan Assets	1	1
Pension Plan | UNITED STATES | Significant Other Observable Inputs (Level 2)
Accumulated benefit obligation and fair value of plan assets
Fair Value of Plan Assets		0
Assets for Plan Benefits, Defined Benefit Plan	0
Pension Plan | UNITED STATES | Significant Other Observable Inputs (Level 2) | Cash and Cash Equivalents
Accumulated benefit obligation and fair value of plan assets
Fair Value of Plan Assets	0	0
Pension Plan | UNITED STATES | Significant Other Observable Inputs (Level 2) | Equity Securities
Accumulated benefit obligation and fair value of plan assets
Fair Value of Plan Assets		0
Pension Plan | UNITED STATES | Significant Other Observable Inputs (Level 2) | Defined Benefit Plan, Equity Securities
Accumulated benefit obligation and fair value of plan assets
Fair Value of Plan Assets	0
Pension Plan | UNITED STATES | Significant Other Observable Inputs (Level 2) | Fixed Income Securities
Accumulated benefit obligation and fair value of plan assets
Fair Value of Plan Assets	0	0
Pension Plan | UNITED STATES | Significant Other Observable Inputs (Level 2) | Other Investments
Accumulated benefit obligation and fair value of plan assets
Fair Value of Plan Assets	0	0
Pension Plan | UNITED STATES | Fair Value Measured at Net Asset Value Per Share
Accumulated benefit obligation and fair value of plan assets
Fair Value of Plan Assets		314
Assets for Plan Benefits, Defined Benefit Plan	359
Pension Plan | UNITED STATES | Fair Value Measured at Net Asset Value Per Share | Cash and Cash Equivalents
Accumulated benefit obligation and fair value of plan assets
Fair Value of Plan Assets	2	2
Pension Plan | UNITED STATES | Fair Value Measured at Net Asset Value Per Share | Equity Securities
Accumulated benefit obligation and fair value of plan assets
Fair Value of Plan Assets		138
Pension Plan | UNITED STATES | Fair Value Measured at Net Asset Value Per Share | Defined Benefit Plan, Equity Securities
Accumulated benefit obligation and fair value of plan assets
Fair Value of Plan Assets	157
Pension Plan | UNITED STATES | Fair Value Measured at Net Asset Value Per Share | Fixed Income Securities
Accumulated benefit obligation and fair value of plan assets
Fair Value of Plan Assets	200	174
Pension Plan | UNITED STATES | Fair Value Measured at Net Asset Value Per Share | Other Investments
Accumulated benefit obligation and fair value of plan assets
Fair Value of Plan Assets	0	0
Post-Retirement Benefit Plan | UNITED STATES
Defined Benefit plan, change in fair value of plan assets, significant unobservable inputs (Level 3) (Roll Forward]
Defined Benefit Plan, Plan Assets, Foreign Currency Translation Gain (Loss)	0	0
Projected benefit obligation and fair value of plan assets [Abstract]
Benefit Obligation	65	65	65
Accumulated benefit obligation and fair value of plan assets
Fair Value of Plan Assets	86	76	85
Post-Retirement Benefit Plan | UNITED STATES | Cash and Cash Equivalents
Accumulated benefit obligation and fair value of plan assets
Fair Value of Plan Assets	1	0
Post-Retirement Benefit Plan | UNITED STATES | Equity Securities
Accumulated benefit obligation and fair value of plan assets
Fair Value of Plan Assets	42	39
Post-Retirement Benefit Plan | UNITED STATES | Fixed Income Securities
Accumulated benefit obligation and fair value of plan assets
Fair Value of Plan Assets	42	36
Post-Retirement Benefit Plan | UNITED STATES | Other Investments
Accumulated benefit obligation and fair value of plan assets
Fair Value of Plan Assets	1	1
Post-Retirement Benefit Plan | UNITED STATES | Quoted Prices in Active Markets for Identical Assets (Level 1)
Accumulated benefit obligation and fair value of plan assets
Fair Value of Plan Assets	11	10
Post-Retirement Benefit Plan | UNITED STATES | Quoted Prices in Active Markets for Identical Assets (Level 1) | Cash and Cash Equivalents
Accumulated benefit obligation and fair value of plan assets
Fair Value of Plan Assets	0	0
Post-Retirement Benefit Plan | UNITED STATES | Quoted Prices in Active Markets for Identical Assets (Level 1) | Equity Securities
Accumulated benefit obligation and fair value of plan assets
Fair Value of Plan Assets	11	10
Post-Retirement Benefit Plan | UNITED STATES | Quoted Prices in Active Markets for Identical Assets (Level 1) | Fixed Income Securities
Accumulated benefit obligation and fair value of plan assets
Fair Value of Plan Assets	0	0
Post-Retirement Benefit Plan | UNITED STATES | Quoted Prices in Active Markets for Identical Assets (Level 1) | Other Investments
Accumulated benefit obligation and fair value of plan assets
Fair Value of Plan Assets	0	0
Post-Retirement Benefit Plan | UNITED STATES | Significant Unobservable Inputs (Level 3)
Defined Benefit plan, change in fair value of plan assets, significant unobservable inputs (Level 3) (Roll Forward]
Realized gains/(losses)	0	0
Defined Benefit Plan, Plan Assets Level 3 Reconciliation, Increase (Decrease) for Actual Return (Loss) on Plan Assets Still Held	0	0
Purchases, sales, issuances, and settlements	0	0
Transfers in (out)	0	0
Accumulated benefit obligation and fair value of plan assets
Fair Value of Plan Assets	1	1	$ 1
Post-Retirement Benefit Plan | UNITED STATES | Significant Unobservable Inputs (Level 3) | Cash and Cash Equivalents
Accumulated benefit obligation and fair value of plan assets
Fair Value of Plan Assets	0	0
Post-Retirement Benefit Plan | UNITED STATES | Significant Unobservable Inputs (Level 3) | Equity Securities
Accumulated benefit obligation and fair value of plan assets
Fair Value of Plan Assets	0	0
Post-Retirement Benefit Plan | UNITED STATES | Significant Unobservable Inputs (Level 3) | Fixed Income Securities
Accumulated benefit obligation and fair value of plan assets
Fair Value of Plan Assets	0	0
Post-Retirement Benefit Plan | UNITED STATES | Significant Unobservable Inputs (Level 3) | Other Investments
Accumulated benefit obligation and fair value of plan assets
Fair Value of Plan Assets	1	1
Post-Retirement Benefit Plan | UNITED STATES | Significant Other Observable Inputs (Level 2)
Accumulated benefit obligation and fair value of plan assets
Fair Value of Plan Assets	0	0
Post-Retirement Benefit Plan | UNITED STATES | Significant Other Observable Inputs (Level 2) | Cash and Cash Equivalents
Accumulated benefit obligation and fair value of plan assets
Fair Value of Plan Assets	0	0
Post-Retirement Benefit Plan | UNITED STATES | Significant Other Observable Inputs (Level 2) | Equity Securities
Accumulated benefit obligation and fair value of plan assets
Fair Value of Plan Assets	0	0
Post-Retirement Benefit Plan | UNITED STATES | Significant Other Observable Inputs (Level 2) | Fixed Income Securities
Accumulated benefit obligation and fair value of plan assets
Fair Value of Plan Assets	0	0
Post-Retirement Benefit Plan | UNITED STATES | Significant Other Observable Inputs (Level 2) | Other Investments
Accumulated benefit obligation and fair value of plan assets
Fair Value of Plan Assets	0	0
Post-Retirement Benefit Plan | UNITED STATES | Fair Value Measured at Net Asset Value Per Share
Accumulated benefit obligation and fair value of plan assets
Fair Value of Plan Assets	74	65
Post-Retirement Benefit Plan | UNITED STATES | Fair Value Measured at Net Asset Value Per Share | Cash and Cash Equivalents
Accumulated benefit obligation and fair value of plan assets
Fair Value of Plan Assets	1	0
Post-Retirement Benefit Plan | UNITED STATES | Fair Value Measured at Net Asset Value Per Share | Equity Securities
Accumulated benefit obligation and fair value of plan assets
Fair Value of Plan Assets	31	29
Post-Retirement Benefit Plan | UNITED STATES | Fair Value Measured at Net Asset Value Per Share | Fixed Income Securities
Accumulated benefit obligation and fair value of plan assets
Fair Value of Plan Assets	42	36
Post-Retirement Benefit Plan | UNITED STATES | Fair Value Measured at Net Asset Value Per Share | Other Investments
Accumulated benefit obligation and fair value of plan assets
Fair Value of Plan Assets	$ 0	$ 0